Income Taxes Income Taxes - MEC - Net Unrecognized Tax Benefits (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Beginning Balance	$ 26	$ 29
Additions based on tax positions related to the current year	3	6
Additions for tax positions of prior years	47	38
Unrecognized Tax Benefits, Decrease Resulting from Current Period Tax Positions	(6)	(4)
Reductions for tax positions of prior years	(46)	(40)
Statute of limitations	(5)	(3)
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	(6)	0
Interest and penalties	(3)	0
Ending Balance	10	$ 26
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 26